Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($)
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ETF Opportunities Trust
Entity Central Index Key	0001771146
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
T-REX 2X LONG AFRM DAILY TARGET ETF [Member]
Shareholder Report [Line Items]
Fund Name	T-Rex 2X Long AFRM Daily Target ETF
Class Name	T-Rex 2X Long AFRM Daily Target ETF
Trading Symbol	AFRU
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the T-REX 2X Long AFRM Daily Target ETF for the period of September 16, 2025 (inception) to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can ﬁnd additional information about the Fund at www.rexshares.com/afru/. You can also request this information by contacting us at (833) 759-6110.
Additional Information Phone Number	(833) 759-6110
Additional Information Website	www.rexshares.com/afru/
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-REX 2X Long AFRM Daily Target ETF	$24[1]	1.50%²

¹ Costs are for the period of September 16, 2025 to December 31, 2025. Costs for a full annual period would be higher.

² Annualized.

Expenses Paid, Amount	$ 24	[1]
Expense Ratio, Percent	1.50%	[2]
Expenses Short Period Footnote [Text Block]	Costs are for the period of September 16, 2025 to December 31, 2025. Costs for a full annual period would be higher.
Net Assets	$ 2,362,244
Holdings Count	1
Advisory Fees Paid, Amount	$ 8,641
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
Fund Net Assets	$2,362,244
Number of Holdings	1
Total Net Advisory Fee	$8,641
Portfolio Turnover Rate	0.00%

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets as of December 31, 2025)

Market Exposure

Total Return Swap Contracts: 200.00%

“Market Exposure” includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Portfolio Composition

Cash	103.95%
Liabilities in Excess of Other Assets	-0.09%
Derivatives	-3.86%

Exposure Basis Explanation [Text Block]	Market Exposure Total Return Swap Contracts: 200.00% “Market Exposure” includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.
T-REX 2X LONG AXON DAILY TARGET ETF [Member]
Shareholder Report [Line Items]
Fund Name	T-REX 2X LONG AXON DAILY TARGET ETF
Class Name	T-REX 2X LONG AXON DAILY TARGET ETF
Trading Symbol	AXUP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the T-REX 2X Long AXON Daily Target ETF for the period of September 16, 2025 (inception) to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can ﬁnd additional information about the Fund at www.rexshares.com/axup/. You can also request this information by contacting us at (833) 759-6110.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(833) 759-6110
Additional Information Website	www.rexshares.com/axup/
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-REX 2X Long AXON Daily Target ETF	$23[1]	1.50%²

¹ Costs are for the period of September 16, 2025 to December 31, 2025. Costs for a full annual period would be higher.

² Annualized.

Expenses Paid, Amount	$ 23	[3]
Expense Ratio, Percent	1.50%	[4]
Expenses Short Period Footnote [Text Block]	Costs are for the period of September 16, 2025 to December 31, 2025. Costs for a full annual period would be higher.
Material Change Date	Mar. 16, 2026
Net Assets	$ 2,312,855
Holdings Count	1
Advisory Fees Paid, Amount	$ 7,039
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
Fund Net Assets	$2,312,855
Number of Holdings	1
Total Net Advisory Fee	$7,039
Portfolio Turnover Rate	0.00%

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets as of December 31, 2025)

Market Exposure

Total Return Swap Contracts: 200.00%

“Market Exposure” includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Portfolio Composition

Cash	108.75%
Liabilities in Excess of Other Assets	-0.10%
Derivatives	-8.65%

Exposure Basis Explanation [Text Block]	Market Exposure Total Return Swap Contracts: 200.00% “Market Exposure” includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.
Material Fund Change [Text Block]

Material Changes

Fund Liquidation

On February 19, 2026, the Board of Trustees of ETF Opportunities Trust approved a Plan of Liquidation for the T-REX 2X Long AXON Daily Target ETF (the “Fund”) based on the recommendation of the Fund’s investment adviser, Tuttle Capital Management, LLC.

The Fund will cease trading on Cboe BZX Exchange, Inc. and will be closed to purchases as of the close of regular trading on March 16, 2026 (the “Closing Date”). The Fund will not accept purchase orders after the Closing Date. Shareholders may sell their shares through the Closing Date. The Fund is expected to liquidate on March 23, 2026 (the “Liquidation Date”).

On or about the Liquidation Date, the Fund expects to distribute to shareholders of record who have not previously redeemed or sold their shares cash equal to each shareholder’s proportionate interest in the Fund’s net assets, after payment of liabilities and liquidation expenses. Distributions may also be made in cash equivalents or in-kind as permitted under the Plan. Once distributions are complete, the Fund will terminate.

T-REX 2X LONG BKNG DAILY TARGET ETF [Member]
Shareholder Report [Line Items]
Fund Name	T-REX 2X LONG BKNG DAILY TARGET ETF
Class Name	T-REX 2X LONG BKNG DAILY TARGET ETF
Trading Symbol	BKNU
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the T-REX 2X Long BKNG Daily Target ETF for the period of September 17, 2025 (inception) to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can ﬁnd additional information about the Fund at www.rexshares.com/bknu/. You can also request this information by contacting us at (833) 759-6110.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(833) 759-6110
Additional Information Website	www.rexshares.com/bknu/
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-REX 2X Long BKNG Daily Target ETF	$29[1]	1.50%²

¹ Costs are for the period of September 17, 2025 to December 31, 2025. Costs for a full annual period would be higher.

² Annualized.

Expenses Paid, Amount	$ 29	[5]
Expense Ratio, Percent	1.50%	[6]
Expenses Short Period Footnote [Text Block]	Costs are for the period of September 17, 2025 to December 31, 2025. Costs for a full annual period would be higher.
Material Change Date	Mar. 16, 2026
Net Assets	$ 1,646,405
Holdings Count	1
Advisory Fees Paid, Amount	$ 4,509
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
Fund Net Assets	$1,646,405
Number of Holdings	1
Total Net Advisory Fee	$4,509
Portfolio Turnover Rate	0.00%

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets as of December 31, 2025)

Market Exposure

Total Return Swap Contracts: 200.00%

“Market Exposure” includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Portfolio Composition

Cash	103.16%
Liabilities in Excess of Other Assets	-0.10%
Derivatives	-3.06%

Exposure Basis Explanation [Text Block]	Market Exposure Total Return Swap Contracts: 200.00% “Market Exposure” includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.
Material Fund Change [Text Block]

Material Changes

Fund Liquidation

On February 19, 2026, the Board of Trustees of ETF Opportunities Trust approved a Plan of Liquidation for the T-REX 2X Long BKNG Daily Target ETF (the “Fund”) based on the recommendation of the Fund’s investment adviser, Tuttle Capital Management, LLC.

The Fund will cease trading on Cboe BZX Exchange, Inc. and will be closed to purchases as of the close of regular trading on March 16, 2026 (the “Closing Date”). The Fund will not accept purchase orders after the Closing Date. Shareholders may sell their shares through the Closing Date. The Fund is expected to liquidate on March 23, 2026 (the “Liquidation Date”).

On or about the Liquidation Date, the Fund expects to distribute to shareholders of record who have not previously redeemed or sold their shares cash equal to each shareholder’s proportionate interest in the Fund’s net assets, after payment of liabilities and liquidation expenses. Distributions may also be made in cash equivalents or in-kind as permitted under the Plan. Once distributions are complete, the Fund will terminate.

T-REX 2X LONG GLXY DAILY TARGET ETF [Member]
Shareholder Report [Line Items]
Fund Name	T-REX 2X LONG GLXY DAILY TARGET ETF
Class Name	T-REX 2X LONG GLXY DAILY TARGET ETF
Trading Symbol	GLXU
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the T-REX 2X Long GLXY Daily Target ETF for the period of August 8, 2025 (inception) to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can ﬁnd additional information about the Fund at www.rexshares.com/glxu/. You can also request this information by contacting us at (833) 759-6110.
Additional Information Phone Number	(833) 759-6110
Additional Information Website	www.rexshares.com/glxu/
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-REX 2X Long GLXY Daily Target ETF	$30[1]	1.50%²

¹ Costs are for the period of August 8, 2025 to December 31, 2025. Costs for a full annual period would be higher.

² Annualized.

Expenses Paid, Amount	$ 30	[7]
Expense Ratio, Percent	1.50%	[8]
Expenses Short Period Footnote [Text Block]	Costs are for the period of August 8, 2025 to December 31, 2025. Costs for a full annual period would be higher.
Net Assets	$ 11,440,282
Holdings Count	1
Advisory Fees Paid, Amount	$ 102,856
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
Fund Net Assets	$11,440,282
Number of Holdings	1
Total Net Advisory Fee	$102,856
Portfolio Turnover Rate	0.00%

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets as of December 31, 2025)

Market Exposure

Total Return Swap Contracts: 200.00%

“Market Exposure” includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Portfolio Composition

Cash	107.94%
Other Assets Net of Liabilities	1.64%
Derivatives	-9.58%

Exposure Basis Explanation [Text Block]	Market Exposure Total Return Swap Contracts: 200.00% “Market Exposure” includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.
T-REX 2X LONG KTOS DAILY TARGET ETF [Member]
Shareholder Report [Line Items]
Fund Name	T-REX 2X LONG KTOS DAILY TARGET ETF
Class Name	T-REX 2X LONG KTOS DAILY TARGET ETF
Trading Symbol	KTUP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the T-REX 2X Long KTOS Daily Target ETF for the period of September 16, 2025 (inception) to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can ﬁnd additional information about the Fund at www.rexshares.com/ktup/. You can also request this information by contacting us at (833) 759-6110.
Additional Information Phone Number	(833) 759-6110
Additional Information Website	www.rexshares.com/ktup/
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-REX 2X Long KTOS Daily Target ETF	$43[1]	1.50%²

¹ Costs are for the period of September 16, 2025 to December 31, 2025. Costs for a full annual period would be higher.

² Annualized.

Expenses Paid, Amount	$ 43	[9]
Expense Ratio, Percent	1.50%	[10]
Expenses Short Period Footnote [Text Block]	Costs are for the period of September 16, 2025 to December 31, 2025. Costs for a full annual period would be higher.
Net Assets	$ 3,817,973
Holdings Count	1
Advisory Fees Paid, Amount	$ 16,893
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
Fund Net Assets	$3,817,973
Number of Holdings	1
Total Net Advisory Fee	$16,893
Portfolio Turnover Rate	0.00%

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets as of December 31, 2025)

Market Exposure

Total Return Swap Contracts: 200.00%

“Market Exposure” includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Portfolio Composition

Cash	105.12%
Liabilities in Excess of Other Assets	-0.11%
Derivatives	-5.01%

Exposure Basis Explanation [Text Block]	Market Exposure Total Return Swap Contracts: 200.00% “Market Exposure” includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.
T-REX 2X LONG TTD DAILY TARGET ETF [Member]
Shareholder Report [Line Items]
Fund Name	T-REX 2X LONG TTD DAILY TARGET ETF
Class Name	T-REX 2X LONG TTD DAILY TARGET ETF
Trading Symbol	TTDU
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the T-REX 2X Long TTD Daily Target ETF for the period of September 17, 2025 (inception) to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can ﬁnd additional information about the Fund at www.rexshares.com/ttdu/. You can also request this information by contacting us at (833) 759-6110.
Additional Information Phone Number	(833) 759-6110
Additional Information Website	www.rexshares.com/ttdu/
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-REX 2X Long TTD Daily Target ETF	$25[1]	1.50%²

¹ Costs are for the period of September 17, 2025 to December 31, 2025. Costs for a full annual period would be higher.

² Annualized.

Expenses Paid, Amount	$ 25	[11]
Expense Ratio, Percent	1.50%	[12]
Expenses Short Period Footnote [Text Block]	Costs are for the period of September 17, 2025 to December 31, 2025. Costs for a full annual period would be higher.
Net Assets	$ 7,277,386
Holdings Count	1
Advisory Fees Paid, Amount	$ 25,694
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
Fund Net Assets	$7,277,386
Number of Holdings	1
Total Net Advisory Fee	$25,694
Portfolio Turnover Rate	0.00%

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets as of December 31, 2025)

Market Exposure

Total Return Swap Contracts: 200.00%

“Market Exposure” includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Portfolio Composition

Cash	95.40%
Other Assets Net of Liabilities	6.49%
Derivatives	-1.89%

Exposure Basis Explanation [Text Block]	Market Exposure Total Return Swap Contracts: 200.00% “Market Exposure” includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.
T-REX 2X LONG UPXI DAILY TARGET ETF [Member]
Shareholder Report [Line Items]
Fund Name	T-REX 2X LONG UPXI DAILY TARGET ETF
Class Name	T-REX 2X LONG UPXI DAILY TARGET ETF
Trading Symbol	PXIU
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the T-REX 2X Long UPXI Daily Target ETF for the period of September 17, 2025 (inception) to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can ﬁnd additional information about the Fund at www.rexshares.com/pxiu/. You can also request this information by contacting us at (833) 759-6110.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(833) 759-6110
Additional Information Website	www.rexshares.com/pxiu/
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-REX 2X Long UPXI Daily Target ETF	$23[1]	1.50%²

¹ Costs are for the period of September 17, 2025 to December 31, 2025. Costs for a full annual period would be higher.

² Annualized.

Expenses Paid, Amount	$ 23	[13]
Expense Ratio, Percent	1.50%	[14]
Expenses Short Period Footnote [Text Block]	Costs are for the period of September 17, 2025 to December 31, 2025. Costs for a full annual period would be higher.
Material Change Date	Mar. 16, 2026
Net Assets	$ 2,106,859
Holdings Count	1
Advisory Fees Paid, Amount	$ 10,755
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
Fund Net Assets	$2,106,859
Number of Holdings	1
Total Net Advisory Fee	$10,755
Portfolio Turnover Rate	0.00%

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets as of December 31, 2025)

Market Exposure

Total Return Swap Contracts: 200.00%

“Market Exposure” includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Portfolio Composition

Cash	131.71%
Liabilities in Excess of Other Assets	-31.71%

Exposure Basis Explanation [Text Block]	Market Exposure Total Return Swap Contracts: 200.00% “Market Exposure” includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.
Material Fund Change [Text Block]

Material Changes

Fund Liquidation

On February 19, 2026, the Board of Trustees of ETF Opportunities Trust approved a Plan of Liquidation for the T-REX 2X Long UPXI Daily Target ETF (the “Fund”) based on the recommendation of the Fund’s investment adviser, Tuttle Capital Management, LLC.

The Fund will cease trading on Cboe BZX Exchange, Inc. and will be closed to purchases as of the close of regular trading on March 16, 2026 (the “Closing Date”). The Fund will not accept purchase orders after the Closing Date. Shareholders may sell their shares through the Closing Date. The Fund is expected to liquidate on March 23, 2026 (the “Liquidation Date”).

On or about the Liquidation Date, the Fund expects to distribute to shareholders of record who have not previously redeemed or sold their shares cash equal to each shareholder’s proportionate interest in the Fund’s net assets, after payment of liabilities and liquidation expenses. Distributions may also be made in cash equivalents or in-kind as permitted under the Plan. Once distributions are complete, the Fund will terminate.

[1]	Costs are for the period of September 16, 2025 to December 31, 2025. Costs for a full annual period would be higher.
[2]	Annualized.
[3]	Costs are for the period of September 16, 2025 to December 31, 2025. Costs for a full annual period would be higher.
[4]	Annualized.
[5]	Costs are for the period of September 17, 2025 to December 31, 2025. Costs for a full annual period would be higher.
[6]	Annualized.
[7]	Costs are for the period of August 8, 2025 to December 31, 2025. Costs for a full annual period would be higher.
[8]	Annualized.
[9]	Costs are for the period of September 16, 2025 to December 31, 2025. Costs for a full annual period would be higher.
[10]	Annualized.
[11]	Costs are for the period of September 17, 2025 to December 31, 2025. Costs for a full annual period would be higher.
[12]	Annualized.
[13]	Costs are for the period of September 17, 2025 to December 31, 2025. Costs for a full annual period would be higher.
[14]	Annualized.